FINANCIAL INSTRUMENTS - Narrative (Details) - Fair value - Level 1 € in Millions	Jun. 30, 2023 EUR (€)
Constellium SE Senior Notes Due 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	98.00%
Senior notes issued	€ 663
Constellium SE Senior Unsecured Notes Ddue 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	94.00%
Senior notes issued	€ 282
Constellium SE Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	86.00%
Senior notes issued	€ 394
Constellium SE Senir Notes Due 2028
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	85.00%
Senior notes issued	€ 254